8. PROVISION FOR INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Provision For Income Taxes Details
Start-up costs	$ 21,786	$ 21,786
Net operating loss carryforward	1,064,457	466,803
Valuation allowance	(1,086,243)	(488,589)
Net deferred tax asset